LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG-TERM DEBT
7.	LONG-TERM DEBT
Convertible Notes and Indenture
On April 19, 2022, the Company, certain guarantors named therein (the “Notes Guarantors”) and certain investors named therein (each, a “Subscriber” and collectively, the “Subscribers”), entered into subscription agreements (each, a “PIPE Subscription Agreement” and collectively, the “PIPE Subscription Agreements”) pursuant to which the Company agreed to issue and sell to the Subscribers immediately prior to the closing of the Business Combination (i) up to an aggregate principal amount of $75.0 million of 7.00% Convertible Senior Notes due 2026 (the “Convertible Notes”) at par value of the notes and (ii) up to an aggregate of 1.5 million warrants (the “PIPE Warrants”) with each whole PIPE Warrant entitling the holder thereof to purchase one share of Common Stock
On August 26, 2022, immediately prior to the closing of the Business Combination (the “Closing”), the Company issued $65.5 million aggregate principal amount of Convertible Notes and, as contemplated by the PIPE Subscription Agreements, the Company, the Note Guarantors and U.S. Bank Trust Company, National Association, as trustee, entered into an Indenture governing the Convertible Notes (the “Indenture”). The Convertible Notes were offered in a private placement under the Securities Act, pursuant to the PIPE Subscription Agreements. The Convertible Notes will mature on September 1, 2026 (the “Maturity Date”), unless earlier repurchased, redeemed or converted in accordance with their terms, and will accrue interest at a rate of 7.00% per annum, payable in cash. The Convertible Notes may be converted at any time (in whole or in part) into shares of Common Stock, at the option of the holder of such Convertible Note, based on the applicable conversion rate at such time. The initial conversion price is approximately $11.50 per share of Common Stock, based on an initial conversion rate of 86.9565 shares of Common Stock per $1,000 principal amount of Convertible Notes. For conversions with a conversion date on or after the first anniversary of the closing of the Transactions and prior to the regular record date immediately preceding the Maturity Date, the conversion consideration will also include an interest make-whole payment equal to the remaining scheduled payments of interest on the Convertible Note being converted through the Maturity Date. The Company will be able to elect to make such interest make-whole payment in cash or in Common Stock, subject to certain conditions. The conversion rate is subject to adjustments set forth in the Indenture, including conversion rate resets (x) on August 27, 2023, September 26, 2023 and September 26, 2024 and (y) following the consummation of certain equity and equity-linked offerings by the Company and sales of certain equity and equity-linked securities by certain shareholders of the Company. On August 27, 2023, the conversion rate will reset to the greater of (i) the then-current conversion rate and (ii) if the Standby Capital VWAP Sale Price (as defined below) is less than or equal to $7.50, the quotient of (x) $1,000 and (y) the volume weighted average sale price of shares of Common Stock sold under the Standby Agreement (as defined below) (the “Standby Capital VWAP Sale Price”). As of December 31, 2022, the Standby Capital VWAP Sale Price was $2.02.
Each holder of a Convertible Note will have the right to cause the Post-Combination Company to repurchase for cash all or a portion of the Convertible Notes held by such holder upon the occurrence of a “Fundamental Change” (as defined in the Indenture) at a price equal to (i) on or before September 26, 2023, 100% of the original principal amount of such Convertible Note, and (ii) from and after September 26, 2023, 100% of the accreted principal amount applicable at such time pursuant to the terms of the Indenture, in each case, plus accrued and unpaid interest.
The Indenture includes restrictive covenants that, among other things, require the Company to maintain a minimum level of liquidity on a consolidated basis and limit the ability of the Company and its subsidiaries to incur indebtedness above certain thresholds or to issue preferred stock, to make certain restricted payments, to dispose of certain material assets and engage in other asset sales, subject to reinvestment rights, to pay certain advisory fees in connection to the Transactions and the transactions contemplated by the PIPE Subscription

Agreements above a certain threshold, and other customary covenants with respect to the collateral securing the obligations created by the Convertible Notes and the Indenture, including the entry into security documents (in each case, subject to certain exceptions set forth in the Indenture); provided that the covenants with respect to (i) the making of restricted payments, (ii) the incurrence of indebtedness, (iii) the disposition of certain material assets and asset sales, (iv) liquidity, (v) the payment of advisory fees and (vi) the collateral securing the obligations created by the Convertible Notes and the Indenture shall terminate once less than 15% of the aggregate principal amount of the Convertible Notes are outstanding. The liquidity covenant would terminate if the Company achieves $175 million in consolidated revenue in the preceding four fiscal quarters. Certain of the Company’s subsidiaries will serve as Notes Guarantors that jointly and severally, fully and unconditionally guarantee the obligations under the Convertible Notes and the Indenture. The Indenture also requires certain future subsidiaries of the Post-Combination Company, if any, to become Notes Guarantors. This covenant will terminate once less than 15% of the aggregate principal amount of the Convertible Notes are outstanding. The Indenture also includes customary events of default and related provisions for potential acceleration of the Convertible Notes.
If the Company does not have an effective registration statement on file with the SEC within 90 days of the Closing Date, registering the underlying shares issuable upon conversion of the Convertible Notes, or fails to maintain the effectiveness of such registration statement, then additional interest would accrue on the outstanding principal of the Convertible Notes at a rate of (a) 0.25% per annum for the first 90 days commencing on the first business day following a ten business day grace period and (b) 0.50% per annum thereafter, in each case, until the Company cures the lapse of effectiveness. The Company accounts for such additional interest in accordance with ASC subtopic
825-20,
Registration Payment Arrangements
(“ASC
825-20”).
ASC
825-20
specifies that the contingent obligation to make future payments under a registration payment arrangement, whether issued as a separate agreement or included as a provision of a financial instrument, should be separately recognized and accounted for as a contingency in accordance with ASC
450-20,
Loss Contingencies
. The registration statement was declared effective on November 14, 2022.
The Company elected to account for the Convertible Notes under the fair value option of accounting upon issuance of the Convertible Notes. At issuance the Company recognized the fair value of the Convertible Notes of $65.1 million with the remaining $0.4 million of proceeds received allocated to the PIPE Warrants. As of December 31, 2022, the fair value of the Convertible Notes was $62.5 million, of which $1.6 million, representing accrued interest, is included in accrued expenses and other current liabilities on the consolidated balance sheets. The loss on the increase in fair value of the Convertible Notes during the twelve months ended December 31, 2022 was $4.3 million of which $1.6 million is included in interest expense, which is recognized based on the effective interest method, and $2.7 million included in the change in fair value of convertible notes on the consolidated statements of operations.
The primary reason for electing the fair value option is for simplification and cost-benefit considerations of accounting for the Convertible Notes (the hybrid financial instrument) at fair value in its entirety versus bifurcation of the embedded derivatives. The fair value was determined using a binomial lattice valuation model. The significant inputs to the valuation of the Convertible Notes at fair value are Level 3 inputs since they are not directly observable. The significant assumptions used in the model are the discount rate of 15.76%, which is based on the company’s credit rating, volatility of 85.41% and 48 time-nodes.
As of December 31, 2022, there have been no interest or principal payments made on the Convertible Notes. The Company is in compliance with the minimum liquidity covenant as of December 31, 2022.
The Company did not timely make the payment of the accrued interest on the Convertible Notes due on March 1, 2023, resulting in a default. Such default for thirty (30) consecutive days of the payment on interest due constitutes an Event of Default (as defined in the Indenture). In the event the Company does not make the interest payment on or prior to March 31, 2023 and no agreement is otherwise reached with the holders of the Convertible Notes, the trustee or holders of at least 25% in principal amount of the Convertible Notes may declare the principal and any interest immediately due and payable. The Company is in active negotiations with the holders of the Convertible Notes to resolve the default.
Line of credit
Effective January 14, 2015, the Company entered into a Revolving Credit Agreement with a financial institution that provided maximum borrowing under a revolving loan commitment of up to $2 million, bearing an interest rate of 2% plus prime rate as published by the Wall Street Journal. Effective July 3, 2020, the Company renewed the line of credit with the financial institution through May 31, 2021 that provided maximum borrowing under a revolving loan commitment of up to $5 million. In May 2021 the maturity date was extended to June 30, 2021 and then further extended to July 31, 2021. The line was then renewed on July 21, 2021 with an expanded credit limit of $8 million, a new maturity date of June 30, 2023 and an amended per annum interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%. The line of credit was repaid and closed at the closing of the Business Combination.
Notes Payable
On August 11, 2021, the Company entered into a loan and security agreement (the “Note Agreement”) with a financial institution that provided for a borrowing commitment of $15 million in the form of promissory notes. In August 2021, the Company borrowed $10 million under the first tranche (“First Tranche Notes”). The Note Agreement had a commitment for additional second tranche borrowings of $5 million through June 30, 2022 (“Second Tranche Notes”). In October 2021, the Company borrowed the remaining $5 million committed under the Note Agreement. The borrowings under the Note Agreement were secured by substantially all assets of the Company.
The First Tranche Notes and Second Tranche Notes were due to mature on September 1, 2026 and November 1, 2026, respectively, and bore interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company was required to make interest-only payments on the first of each month beginning October 1, 2021 and December 1, 2021, respectively. Beginning October 1, 2023 and December 1, 2023, respectively, the Company would have been required to make principal payments of $278 thousand and $139 thousand, respectively, plus accrued interest on the first of each month through maturity. Upon payment in full of the First Tranche Notes and Second Tranche Notes, the Company was required to pay exit fees of $600 thousand and $300 thousand, respectively.
In December 2021, the Company borrowed an additional $1 million from the same financial institution, which was repaid in full on December 31, 2021. In addition, the Company borrowed an additional $5 million (“Third Tranche Notes”) that bore interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal. The Company is required to make interest-only payments on the first of each month beginning February 1, 2022, with the full principal amount due on July 1, 2023. Upon payment in full, the Company was required to pay exit fees of $50 thousand.
In connection with the Note Agreement, the Company issued warrants to purchase up to 33,357 shares of common stock of the Company (the “Legacy Liability Warrants”) at an exercise price of $0.01 per share (Note 8). On the date of issuance, the Company recorded the fair value of the Legacy Liability Warrants as a discount to the First Tranche Notes which was being amortized into interest expense over the term of the First Tranche Notes using the effective interest method. The issuance costs were deferred over the repayment term of the debt. Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt.
In addition, the Company issued additional notes payable in July 2022 for proceeds of $3.0 million. Such notes payable matured on the earlier of (a) December 31, 2022 or (b) the close of the Business Combination. The amount due at maturity was $4.5 million. The Company elected to account for the additional notes payable under the fair value option of accounting.
The notes payable were repaid at the closing of the Business Combination.
Promissory Notes
During the second quarter of 2022, the Company entered into promissory notes with various individuals (the “Promissory Notes”), including current investors, members of management and other unrelated parties in exchange for cash in an amount equal to $7.0 million (the “Promissory Notes”). The Promissory Notes were due to mature on the earlier of (a) one year from issuance or (b) the closing of the Business Combination (Note 1) and bore per annum interest at the rate of 7.75% plus the greater of 3.50% or the prime rate as published by the Wall Street Journal. The Company was required to make nine interest-only payments, followed by three principal and interest payments. In connection with the Promissory Notes, the Company issued warrants (“Promissory Note Warrants”) to purchase up to 31,024 shares of common stock of the Company at an exercise price of $0.01 per share (Note 7). Upon payment in full of the Promissory Notes, the Company was required to make an additional final payment (“Final Payment”) of $3.5 million.
The Company elected to account for the Promissory Notes under the fair value option of accounting upon issuance of each of the Promissory Notes. At issuance the Company recognized the fair value of the Promissory Notes of $6.3 million with the remaining $0.7 million of proceeds received allocated to the Promissory Note Warrants.
The Promissory Notes were repaid at the closing of the Business Combination.
Paycheck Protection Program Loan
On April 14, 2020, the Company received loan proceeds of $2.3 million pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The PPP Loan had a maturity date of April 22, 2022 and bore interest at a rate of 1% per annum. The balance as of December 31, 2020 of $2.3 million is included in Paycheck Protection Program loan payable on the consolidated balance sheets. On September 17, 2021, the PPP Loan was forgiven in full including accrued interest thereon. As such, the Company recorded a gain on loan forgiveness during the twelve months ended December 31, 2021 of $2.3 million included in other income in the consolidated statement of operations.